As filed with the Securities and Exchange Commission on March 27, 2001

                                     Securities Act File No. 333-57634
                                     Investment Company Act File No. 811-02688


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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                             --------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                             --------------------


[x] Pre-Effective Amendment No. 1             [ ] Post-Effective Amendment No.


                       (Check Appropriate Box or Boxes)

                             --------------------

                    MERRILL LYNCH MUNICIPAL BOND FUND, INC.
            (Exact Name of Registrant as Specified in Its Charter)

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                                (609) 282-2800
                       (Area Code And Telephone Number)

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                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                             --------------------

                                Terry K. Glenn
                    Merrill Lynch Municipal Bond Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                             --------------------

                                  Copies to:

   Leonard B. Mackey, Jr., Esq.          Laurin Blumenthal Kleiman, Esq.         Michael J. Hennewinkel, Esq.
Clifford Chance Rogers & Wells LLP              Brown & Wood LLP                  Fund Asset Management, L.P.
          200 Park Avenue                    One World Trade Center                 800 Scudders Mill Road
        New York, NY 10166                   New York, NY 10048-0557                 Plainsboro, NJ 08536

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     It is proposed that this filing will become effective April 26, 2001 pursuant to Rule 488.


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     Title of Securities to Be Registered: Common Stock, par value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940.




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     This Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-57634) (the "Registration Statement") consists of the following:

          (1) Facing Sheet of the Registration Statement,
          (2) Part C to the Registration Statement (including signature page), and

          (3) Exhibits 14(a), 14(b), 14(c), 14(d) and 14(e).

     Parts A and B are incorporated herein by reference from the Registration Statement filed on March 26, 2001.

     This Pre-Effective Amendment No. 1 to the Registration Statement is being filed solely to remove the delaying amendment that appeared on the facing sheet of the Registration Statement filed on March 26, 2001.

                                    PART C

                               OTHER INFORMATION

Item 15.      Indemnification.

     Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Class A, Class B, Class C and Class D Shares Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the FAM Distributors, Inc (the "Distributor") and each person, if any, who controls the Distributor within the meaning o the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.      Exhibits.

1(a)         --  Articles of Incorporation of the Registrant, dated
                 September 30, 1976.(a)
1(b)         --  Articles of Amendment to the Articles of Incorporation of the
                 Registrant, dated October 4, 1976.(b)
1(c)         --  Articles Supplementary to the Articles of Incorporation of
                 the Registrant, increasing the authorized capital stock of the
                 Insured Portfolio, (c)
1(d)         --  Articles Supplementary to the Articles of Incorporation of
                 the Registrant, establishing Class B Common Stock of the
                 Limited Maturity Portfolio.(d)
2            --  By-Laws of the Registrant.(b)
3            --  Not applicable.
4            --  Form of Agreement and Plan of Reorganization between the
                 Registrant and Merrill Lynch Multi-State Municipal Series
                 Trust.(e)
5            --  Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation of the Registrant, as amended and supplemented, and the By-Laws of the Registrant.(f)

6(a)         --  Form of Advisory Agreement between the Registrant and Fund
                 Asset Management, L.P.(a)
7            --  Form of Unified Distribution Agreement between the Registrant and the Distributor.(g)
8            --  None.
9            --  Custody Agreement between the Registrant and The Bank of New
                 York.(a)

10(a)        --  Form of Amended and Restated Class B Distribution Plan.(h)
10(b)        --  Form of Amended and Restated Class C Distribution Plan.(h)
10(c)        --  Form of Amended and Restated Class D Distribution Plan.(h)
10(d)        --  Merrill Lynch Select(SM) Pricing System Plan pursuant to
                 Rule 18f-3 under the Investment Company Act.(i)


11           --  Opinion and Consent of Brown & Wood LLP.(j)

12           --  Private Letter Ruling from the Internal Revenue Service.(k)

13           --  Not applicable.
14(a)        --  Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
14(b)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch Arkansas Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
14(c)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch Colorado Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
14(d)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch New Mexico Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
14(e)        --  Consent of Deloitte & Touche LLP, independent auditors for
                 Merrill Lynch Oregon Municipal Bond Fund of Merrill Lynch
                 Multi-State Municipal Series Trust.
15           --  Not applicable.

16           --  Power of Attorney.(l)
17(a)        --  Prospectus, dated October 27, 2000, of the Registrant.(j)
17(b)        --  Statement of additional information, dated October 27, 2000, of the Registrant.(j)
17(c)        --  Annual Report to Shareholders of the Registrant, as of June
                 30, 2000.(j)
17(d)        --  Semi-Annual Report to Shareholders of the Registrant, as of
                 December 31, 2000.(j)
17(e)        --  Annual Report to Shareholders of Merrill Lynch Arkansas
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.(j)
17(f)        --  Annual Report to Shareholders of Merrill Lynch Colorado
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.(j)
17(g)        --  Annual Report to Shareholders of Merrill Lynch New Mexico
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.(j)
17(h)        --  Annual Report to Shareholders of Merrill Lynch Oregon
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust as of July 31, 2000.(j)
17(i)        --  Semi-Annual Report to Shareholders of Merrill Lynch Arkansas
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust, as of January 31, 2001.(j)
17(j)        --  Semi-Annual Report to Shareholders of Merrill Lynch
                 Colorado Municipal Bond Fund of Merrill Lynch Multi-State
                 Municipal Series Trust, as of January 31, 2001.(j)
17(k)        --  Semi-Annual Report to Shareholders of Merrill Lynch New
                 Mexico Municipal Bond Fund of Merrill Lynch Multi-State
                 Municipal Series Trust, as of January 31, 2001.(j)
17(l)        --  Semi-Annual Report to Shareholders of Merrill Lynch Oregon
                 Municipal Bond Fund of Merrill Lynch Multi-State Municipal
                 Series Trust, as of January 31, 2001.(j)


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(a) Filed on October 31, 1980 as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 2-57354) under the Securities Act (the "Registration Statement").
(b) Filed on October 12, 1988 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(c) Filed on October 29, 1990 as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement.
(d) Filed on September 1, 1992 as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement.
(e) Included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement.
(f) Reference is made to Article V (section 3), Article VI (sections 3 and 5), Article VII and Article VIII of the Registrant's Articles of Incorporation filed on October 31, 1980 as an Exhibit to Post-Effective Amendment No 4 to the Registration Statement; and to
          Article II, Article III (section 3,5 and 6), Article VII, Article XII,
          Article XIII and Article XV of the Registrant's By-Laws, filed on October 12, 1988 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement
(g)       Incorporated by reference to Exhibit 5 to Post-Effective Amendment
          No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(h) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc. (File No. 33-64398), filed on June 21, 2000.
(i) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A under the
          Securities Act of 1933, as amended, filed on January 25, 1996, relating to shares of Merrill Lynch New York Municipal Bond Fund series of Merrill Lynch Multi-State Municipal Series Trust (File No. 2-99473).

(j) Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-57634) filed on March 26, 2001.
(k)       To be filed by post-effective amendment.
(l) Included on the signature page of the Proxy Statement and Prospectus contained in this Registration Statement.


Item 17.      Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is party of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be field as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be anew registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 27th day of March, 2001.


                                     MERRILL LYNCH MUNICIPAL BOND FUND, INC.
                                     (Registrant)

                                     By:   /s/ Terry K. Glenn
                                           -------------------------------------
                                           (Terry K. Glenn, President)

     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                              TITLE                                          DATE
----------                                              -----                                          ----

    /s/ Terry K. Glenn                                  President (Principal Executive Officer) and    March 27, 2001
------------------------------------------------        Director
    (Terry K. Glenn)

    /s/ Donald C. Burke                                 Vice President and Treasurer (Principal        March 27, 2001
------------------------------------------------        Financial and Accounting Officer)
    (Donald C. Burke)

    /s/ Ronald W. Forbes                                Director                                       March 27, 2001
------------------------------------------------
    (Ronald W. Forbes)

    /s/ Cynthia A. Montgomery                           Director                                       March 27, 2001
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    (Cynthia A. Montgomery)

    /s/ Charles C. Reilly                               Director                                       March 27, 2001
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    (Charles C. Reilly)

    /s/ Kevin A. Ryan                                   Director                                       March 27, 2001
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    (Kevin A. Ryan)

    /s/ Roscoe S. Suddarth                              Director                                       March 27, 2001
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    (Roscoe S. Suddarth)

    /s/ Richard R. West                                 Director                                       March 27, 2001
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    (Richard R. West)

    /s/ Edward D. Zinbarg                               Director                                       March 27, 2001
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    (Edward D. Zinbarg)


                                 EXHIBIT INDEX

Exhibit Number                                               Description
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14(a)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Registrant.
14(b)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch Arkansas Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
14(c)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch Colorado Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
14(d)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch New Mexico Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.
14(e)      --   Consent of Deloitte & Touche LLP, independent auditors for the
                Merrill Lynch Oregon Fund of the Merrill Lynch Multi-State
                Municipal Series Trust.